Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020	May 31, 2018
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading		$ (64,044)	$ (54,050)	$ (7,922)
Interest rate swaps held for trading
Financial Instruments
Notional amount		1,578,256	1,170,000
Unrealized gain/(loss) on derivative financial instruments held for trading		$ (63,982)	(55,865)	$ (4,333)
GasLog with counterparty Deutsche Bank AG, termination in July 2020, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate		1.98%
Notional amount			66,667
Trade date		July 2016
Effective date		July 2016
Termination date		July 2020
GasLog with counterparty Deutsche Bank AG, termination in July 2021, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate		1.98%
Notional amount		$ 66,667	66,667
Trade date		July 2016
Effective date		July 2016
Termination date		July 2021
GasLog with counterparty Deutsche Bank AG, termination in July 2022, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate		1.98%
Notional amount		$ 66,667	66,667
Trade date		July 2016
Effective date		July 2016
Termination date		July 2022
GasLog with counterparty DNB Bank ASA, termination in July 2022, interest rate of 1.719 percent
Financial Instruments
Fixed Interest Rate		1.719%
Notional amount		$ 73,333	73,333
Trade date		July 2016
Effective date		July 2016
Termination date		July 2022
GasLog with counterparty HSBC Bank, plc, termination in July 2022, interest rate of 1.79 percent
Financial Instruments
Fixed Interest Rate		1.79%
Notional amount		$ 33,333	33,333
Trade date		July 2016
Effective date		July 2016
Termination date		July 2022
GasLog with counterparty Nordea, termination in July 2020, interest rate of 1.815 percent
Financial Instruments
Fixed Interest Rate		1.815%
Notional amount			66,667
Trade date		July 2016
Effective date		July 2016
Termination date		July 2020
GasLog with counterparty SCB, termination in July 2022, interest rate of 2.015 percent
Financial Instruments
Fixed Interest Rate		2.015%
Notional amount		$ 66,667
Additional interest rate due to collateral					0.20%
Trade date		July 2020
Effective date		July 2016
Termination date		July 2022
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2021, interest rate of 1.8405 percent
Financial Instruments
Fixed Interest Rate		1.8405%
Notional amount		$ 50,000	50,000
Trade date		July 2016
Effective date		July 2016
Termination date		July 2021
GasLog with counterparty HSBC Bank plc, termination in February 2022, interest rate of 2.005 / 2.170 percent
Financial Instruments
Fixed Interest Rate	2.005%	2.17%
Notional amount		$ 100,000	100,000
Trade date		Feb 2017
Effective date		Feb 2017
Termination date		Feb 2022
GasLog with counterparty Nordea, termination in July 2020, interest rate of 2.0145 percent
Financial Instruments
Fixed Interest Rate		2.0145%
Notional amount			100,000
Trade date		Feb 2017
Effective date		Feb 2017
Termination date		July 2020
GasLog with counterparty SCB, termination in March 2022, interest rate of 2.2145 percent
Financial Instruments
Fixed Interest Rate		2.2145%
Notional amount		$ 100,000
Additional interest rate due to collateral					0.20%
Trade date		July 2020
Effective date		Feb 2017
Termination date		Mar 2022
GasLog with counterparty ABN AMRO Bank NV ("ABN"), termination in March 2022, interest rate of 2.003 percent
Financial Instruments
Fixed Interest Rate		2.003%
Notional amount		$ 100,000	100,000
Trade date		Feb 2017
Effective date		Feb 2017
Termination date		Mar 2022
GasLog with counterparty Nordea, termination in July 2026, interest rate of 3.070 percent
Financial Instruments
Fixed Interest Rate		3.07%
Notional amount		$ 66,667
Trade date		May 2018
Effective date		July 2020
Termination date		July 2026
GasLog with counterparty Nordea, termination in July 2026, interest rate of 2.562 percent
Financial Instruments
Fixed Interest Rate		2.562%
Notional amount		$ 66,667	66,667
Trade date		May 2018
Effective date		May 2018
Termination date		July 2026
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 3.025 percent
Financial Instruments
Fixed Interest Rate		3.025%
Notional amount		$ 50,000
Trade date		May 2018
Effective date		July 2020
Termination date		July 2024
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2025, interest rate of 2.300 percent
Financial Instruments
Fixed Interest Rate		2.30%
Notional amount			50,000
Trade date		May 2018
Effective date		Apr 2018
Termination date		September 2020
GasLog with counterparty DNB Bank ASA, termination in July 2020, interest rate of 3.056 percent
Financial Instruments
Fixed Interest Rate		3.056%
Trade date		May 2018
Effective date		July 2020
Termination date		July 2020
GAS-twenty seven Ltd with counterparty DNB Bank ASA and ING Bank, termination in July 2024
Financial Instruments
Notional amount					$ 73,333
GAS-twenty seven Ltd with counterparty DNB Bank ASA, termination in July 2024 interest rate of 3.146 percent
Financial Instruments
Fixed Interest Rate		3.146%
Notional amount		$ 48,889
Trade date		July 2020
Effective date		July 2020
Termination date		July 2024
GAS-twenty seven Ltd with counterparty ING Bank N.V, termination in July 2024, interest rate of 3.24 percent
Financial Instruments
Fixed Interest Rate		3.24%
Notional amount		$ 24,444
Trade date		July 2020
Effective date		July 2020
Termination date		July 2024
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.472 percent
Financial Instruments
Fixed Interest Rate		2.472%
Notional amount		$ 73,333	73,333
Trade date		May 2018
Effective date		July 2018
Termination date		July 2025
GasLog with counterparty HSBC Bank, plc, termination in July 2024, interest rate of 2.475 percent
Financial Instruments
Fixed Interest Rate		2.475%
Notional amount		$ 33,333	33,333
Trade date		May 2018
Effective date		Apr 2018
Termination date		July 2024
GasLog with counterparty HSBC Bank, plc, termination in July 2025, interest rate of 2.550 percent
Financial Instruments
Fixed Interest Rate		2.55%
Notional amount		$ 33,333	33,333
Trade date		May 2018
Effective date		Apr 2018
Termination date		July 2025
GasLog with counterparty Citibank Europe Plc, termination in July 2024, interest rate of 3.082 percent
Financial Instruments
Fixed Interest Rate		3.082%
Notional amount		$ 30,000
Trade date		May 2018
Effective date		July 2020
Termination date		July 2024
GasLog with counterparty Citibank Europe Plc, termination in July 2025, interest rate of 3.095 percent
Financial Instruments
Fixed Interest Rate		3.095%
Trade date		May 2018
Effective date		July 2021
Termination date		July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2026, interest rate of 2.745 percent
Financial Instruments
Fixed Interest Rate		2.745%
Notional amount		$ 50,000	50,000
Trade date		December 2018
Effective date		October 2018
Termination date		July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2028, interest rate of 2.793 percent
Financial Instruments
Fixed Interest Rate		2.793%
Notional amount		$ 66,667	66,667
Trade date		December 2018
Effective date		October 2018
Termination date		July 2028
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.685 percent
Financial Instruments
Fixed Interest Rate		2.685%
Notional amount		$ 73,333	$ 73,333
Trade date		December 2018
Effective date		January 2019
Termination date		July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 2.958 percent
Financial Instruments
Fixed Interest Rate		2.958%
Notional amount		$ 50,000
Trade date		December 2018
Effective date		July 2020
Termination date		July 2024
GasLog with counterparty Nordea Bank Finland., termination in May 2020, interest rate of 2.937 percent
Financial Instruments
Fixed Interest Rate		2.937%
Trade date		December 2018
Effective date		July 2020
Termination date		May 2020
GasLog with counterparty ING Bank N.V., termination in July 2024, interest rate of 3.127 percent
Financial Instruments
Fixed Interest Rate		3.127%
Notional amount		$ 100,000
Trade date		May 2020
Effective date		July 2020
Termination date		July 2024
Gain (loss) on swap replacement	$ (41)
GasLog with counterparty DNB Bank ASA, termination in April/July 2020, interest rate of 2.979 percent
Financial Instruments
Fixed Interest Rate		2.979%
Trade date		December 2018
Effective date		April 2020
Termination date		April 2020/July 2020
GAS-twenty seven Ltd with counterparty DNB Bank ASA and ING Bank, termination in April 2025
Financial Instruments
Notional amount					$ 60,000
GAS-twenty seven Ltd with counterparty DNB Bank ASA, termination in April 2025, interest rate of 2.979/3.069 percent
Financial Instruments
Fixed Interest Rate		3.069%			2.979%
Notional amount		$ 40,000
Trade date		July 2020
Effective date		April 2020
Termination date		April 2025
GAS-twenty seven Ltd with counterparty ING Bank N.V, termination in April 2025 interest rate of 3.176 percent
Financial Instruments
Fixed Interest Rate		3.176%
Notional amount		$ 20,000
Trade date		July 2020
Effective date		July 2020
Termination date		April 2025
GAS-fifteen Ltd with counterparty NBG, termination in July 2025, interest rate of 1.795 percent
Financial Instruments
Fixed Interest Rate		1.795%
Notional amount		$ 94,923
Trade date		September 2020
Effective date		October 2020
Termination date		July 2025
Interest rate swaps, maturing in July 2025
Financial Instruments
Notional amount						$ 30,000